Stock-Based Compensation - Restricted Stock Units (Details) - Restricted Stock Units (RSUs) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested, beginning of period (in shares) | shares	0
Grants (in shares) | shares	3,348
Vested (in shares) | shares	(456)
Forfeited (in shares) | shares	(29)
Unvested, end of period (in shares) | shares	2,863
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Unvested Weighted Average Grant Date Fair Value, beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	12.05
Vested (in dollars per share) | $ / shares	12.25
Forfeited (in dollars per share) | $ / shares	12.15
Unvested Weighted Average Grant Date Fair Value, end of period (in dollars per share) | $ / shares	$ 12.02
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value [Abstract]
Unvested aggregate intrinsic value | $	$ 27,919
Fair value of RSUs vested | $	$ 5,600